PREPAID EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses [Text Block]

NOTE 4: PREPAID EXPENSES

Prepaid expenses consisted of the following:

	September 30, 2012	December 31, 2011
Prepaid payroll taxes	$36,083	$-
Prepaid insurances	2,472	14,146
Prepaid hardware/software maintenance and support service fee	1,420	12,850
Prepaid rent	-	4,188
	$39,975	$31,184

NOTE 4: PREPAID EXPENSES

Prepaid expenses consisted of the following:

	December 31, 2011	December 31, 2010
Prepaid insurances	$14,146	$—
Prepaid hardware/software maintenance and support service fee	12,850	—
Prepaid rent	4,188	—
	$31,184	$—